UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22169

Dreyfus Institutional Reserves Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	12/31/14

FORM N-CSR

Item 1.                         Reports to Stockholders.

# Dreyfus Institutional Reserves Funds

**ANNUAL REPORT** December 31, 2014

**Dreyfus Institutional Reserves Money Fund**

**Dreyfus Institutional Reserves Treasury Fund**

**Dreyfus Institutional Reserves Treasury Prime Fund**

BNY MELLON
ASSET MANAGEMENT

Dreyfus

Contents

The Funds
A Letter from the President	3
Discussion of Fund Performance	4
Understanding Your Fund’s Expenses	6
Comparing Your Fund’s Expenses
With Those of Other Funds	7
Statements of Investments	8
Statements of Assets and Liabilities	14
Statements of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	21
Report of Independent Registered
Public Accounting Firm	25
Important Tax Information	26
Board Members Information	27
Officers of the Fund	29

For More Information
Back cover

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

• Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Dreyfus Institutional Reserves Funds

The Funds

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Institutional Reserves Funds, covering the 12-month period from January 1, 2014, through December 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Long-term interest rates fell unexpectedly in the midst of a sustained economic recovery in 2014, driven downward by robust demand from investors seeking relatively safe havens in the midst of disappointing global growth and intensifying geopolitical conflicts. In contrast to sluggish global economic conditions, the U.S. economic recovery gained traction as evidenced by falling unemployment, rising consumer spending, and higher levels of capital spending by businesses. Nonetheless, short-term rates and money market yields remained steady throughout the year, anchored near historical lows by an unchanged federal funds rate.

Many economists appear to be optimistic about economic prospects for 2015. Our own analysts agree and, in light of the ongoing benefits of low interest rates and depressed energy prices, see the potential for a somewhat faster pace of global growth in 2015 than in 2014. U.S. economic growth also seems poised to accelerate, largely due to the fading of drags from tight fiscal policies adopted in the wake of the Great Recession.The Federal Reserve Board has indicated that it may begin to raise short-term interest rates in mid-2015, but rate hikes are likely to be modest and gradual to avoid undermining the recovery. Of course, stronger economic growth could create risks for some asset classes, which is why we urge you to talk regularly with your financial advisor about the potential impact of macroeconomic developments on your investments.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
January 15, 2015

The Funds 3

DISCUSSION OF FUND PERFORMANCE (continued)

DISCUSSION OF

FUND PERFORMANCE

For the period of January 1, 2014, through December 31, 2014, as provided by Patricia A. Larkin, Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended December 31, 2014, the three Dreyfus Institutional Reserves Funds listed below produced the following yields and effective yields:1

		Effective
	Yield (%)	Yield (%)
Dreyfus Institutional
Reserves Money Fund
Institutional Shares	0.03	0.03
Hamilton Shares	0.00	0.00
Premier Shares	0.00	0.00
Classic Shares	0.00	0.00
Agency Shares	0.00	0.00
Dreyfus Institutional
Reserves Treasury Fund
Institutional Shares	0.00	0.00
Hamilton Shares	0.00	0.00
Premier Shares	0.00	0.00
Classic Shares	0.00	0.00
Agency Shares	0.00	0.00
Dreyfus Institutional Reserves
Treasury Prime Fund
Institutional Shares	0.00	0.00
Hamilton Shares	0.00	0.00
Premier Shares	0.00	0.00

Despite rising long-term interest rates and a recovering U.S. economy during 2014, money market yields remained anchored by an unchanged federal funds rate between 0% and 0.25%.

U.S. Economy Rebounded after Soft Patch

The reporting period began in the midst of a recovering U.S. economy, which prompted the Federal Reserve Board (the “Fed”) to begin tapering its quantitative easing program.This development helped drive yields of 10-year U.S.Treasury securities above 3% by the start of 2014.

Long-term rates moderated in January 2014 amid concerns that global economic instability could derail the U.S. recovery. Yet, corporate earnings remained strong, the unemployment rate declined to 6.6% with the addition of 144,000 jobs, and the Fed continued to reduce quantitative easing. The economy regained strength in February when the manufacturing and service sectors posted gains. The unemployment rate rose to 6.7%, but 222,000 new jobs were created. In March, the unemployment rate stayed unchanged, and 203,000 positions were added. Nonetheless, U.S. GDP contracted at a 2.1% annualized rate over the first quarter due to severe winter weather.

304,000 new jobs were created in April, and the unemployment rate fell to 6.3%. In May, payrolls rose by 229,000, and the unemployment rate held steady. Meanwhile, manufacturing activity accelerated, and personal incomes posted gains. 267,000 jobs were created in June, and the unemployment rate dipped to 6.1%. Manufacturing activity, personal incomes, and home sales continued to grow. The U.S. economy rebounded at a robust 4.6% annualized rate during the second quarter.

The unemployment rate ticked higher to 6.2% in July, when 243,000 new jobs were created. The Fed implemented additional bond purchasing reductions in June and July, and regulators removed a degree of uncertainty from money market operations by delaying newly enacted rule changes until 2016.August saw higher retail and new home sales, but new job creation fell to 203,000 even as the unemployment rate fell back to 6.1%.

In September, the economic recovery created 271,000 new jobs, and the unemployment rate slid to 5.9%, its lowest level since June 2008. Falling energy prices helped offset rising housing and food prices, contributing to a mild inflation rate of 0.1%. U.S. GDP grew at an estimated annualized 5.0% rate during the third quarter, its strongest quarterly performance since 2003.

Early October saw disappointing growth in Europe, which some believed might threaten the U.S. economy. Markets bounced back over the second half of the month when U.S. economic data stayed strong, including a 5.7% unemployment rate and 261,000 new jobs. Personal incomes rose, and fuel prices fell, giving consumers greater confidence. In November, the unemployment rate ticked higher to 5.8% while an estimated 353,000 new jobs were added. Hourly earnings rose by 0.4% during the month, suggesting that the recovery’s benefits may be broadening to more Americans. Meanwhile, falling fuel prices contributed to an inflation rate of 0.3% in November, giving consumers greater buying power during the holiday season.

December brought more positive economic news as the unemployment rate slipped to 5.6% and an estimated 252,000 jobs were created. For 2014 overall, 2.95 million jobs were added to the U.S. economy, the largest annual increase since 1999.

Fed in No Hurry to Raise Rates

Although the Fed ended its quantitative easing program in the fall, it reiterated that short-term interest rates are likely to remain unchanged as policymakers “can be patient in beginning to normalize the stance of monetary policy.”

In light of the Fed’s reluctance to raise rates anytime soon, we have set the funds’ weighted average maturities in ranges we consider to be slightly longer than market-neutral, and we have remained focused on well-established issuers with good quality and liquidity characteristics. In our view, these remain prudent strategies until we see more solid evidence that short-term interest rates are set to rise.

January 15, 2015

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate.
Yields provided for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Funds 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from July 1, 2014 to December 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2014
	Institutional	Hamilton	Agency	Premier	Classic
	Shares	Shares	Shares	Shares	Shares
Dreyfus Institutional Reserves
Money Fund
Expenses paid per $1,000†	$.71	$.86	$.86		$.86
Ending value (after expenses)	$1,000.20	$1,000.00	$1,000.00		$1,000.00
Annualized expense ratio (%)	.14	.17	.17	.17	.17
Dreyfus Institutional Reserves
Treasury Fund
Expenses paid per $1,000†	$.35	$.35	$.30	$.35	$.30
Ending value (after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Annualized expense ratio (%)	.07	.07	.06	.07	.06
Dreyfus Institutional Reserves
Treasury Prime Fund
Expenses paid per $1,000†	$.10	$.10	—	$.10	—
Ending value (after expenses)	$1,000.00	$1,000.00	—	$1,000.00	—
Annualized expense ratio (%)	.02	.02	—	.02	—

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2014
	Institutional	Hamilton	Agency	Premier	Classic
	Shares	Shares	Shares	Shares	Shares
Dreyfus Institutional Reserves
Money Fund
Expenses paid per $1,000†	$.71	$.87	$.87	$.87	$.87
Ending value (after expenses)	$1,024.50	$1,024.35	$1,024.35	$1,024.35	$1,024.35
Annualized expense ratio (%)	.14	.17	.17	.17	.17
Dreyfus Institutional Reserves
Treasury Fund
Expenses paid per $1,000†	$.36	$.36	$.31	$.36	$.31
Ending value (after expenses)	$1,024.85	$1,024.85	$1,024.90	$1,024.85	$1,024.90
Annualized expense ratio (%)	.07	.07	.06	.07	.06
Dreyfus Institutional Reserves
Treasury Prime Fund
Expenses paid per $1,000†	$.10	$.10	—	$.10	—
Ending value (after expenses)	$1,025.10	$1,025.10	—	$1,025.10	—
Annualized expense ratio (%)	.02	.02	—	.02	—

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Funds 7

STATEMENT	OF	INVESTMENTS
D e c e m b e r 3 1 , 2 0 1 4

	Principal
Dreyfus Institutional Reserves Money Fund	Amount ($)		Value ($)
Negotiable Bank Certificates of Deposit—22.5%
Mizuho Bank Ltd/NY (Yankee)
0.20%, 2/3/15	100,000,000		100,000,000
Norinchukin Bank/NY (Yankee)
0.20%—0.21%, 3/4/15—3/11/15	125,000,000		125,000,000
Royal Bank of Canada (Yankee)
0.30%, 1/2/15	50,000,000	[a]	50,000,000
Standard Chartered Bank (Yankee)
0.21%, 3/2/15	50,000,000	[b]	50,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.21%—0.25%, 2/4/15—3/3/15	125,000,000	[b]	125,000,000
Toronto Dominion Bank NY (Yankee)
0.14%—0.31%, 1/15/15—10/26/15	75,000,000		75,000,000
Toronto Dominion Bank NY (Yankee)
0.23%, 1/6/15	50,000,000	[a]	50,000,000
Wells Fargo Bank, NA
0.30%, 1/2/15	30,000,000	[a]	30,000,000
Total Negotiable Bank Certificates of Deposit
(cost $605,000,000)			605,000,000

Commercial Paper—31.4%
BNP Paribas Finance Inc.
0.22%, 1/2/15—1/21/15	125,000,000		124,990,528
Commonwealth Bank of Australia
0.25%, 2/20/15	95,000,000	[a,b]	95,000,000
DBS Bank Ltd./Singapore
0.23%, 3/9/15	50,000,000	[b]	49,978,597
Erste Abwicklungsanstalt
0.17%, 1/27/15	60,000,000		59,992,634
National Australia Funding (DE) Inc.
0.24%, 2/26/15	100,000,000	[a,b]	100,000,000
Prudential Funding LLC
0.10%, 1/2/15	50,000,000		49,999,861
Rabobank USA Finance Corp.
0.22%, 2/5/15	75,000,000		74,984,323
Svenska Handelsbanken Inc
0.20%, 3/16/15	96,563,000	[b]	96,524,294
United Overseas Bank Ltd.
0.23%, 2/12/15	95,000,000	[b]	94,974,508
Westpac Banking Corp.
0.24%, 1/2/15	100,000,000	[a,b]	100,000,000
Total Commercial Paper
(cost $846,444,745)			846,444,745

	Principal
Dreyfus Institutional Reserves Money Fund (continued)	Amount ($)		Value ($)

Asset-Backed Commercial Paper—9.2%
Alpine Securitization Corp.
0.23%—0.25%, 2/19/15—3/10/15	122,100,000	[b]	122,050,300
Collateralized Commercial Paper Program Co., LLC
0.30%, 5/6/15—5/18/15	125,000,000		124,859,792
Total Asset-Backed Commercial Paper
(cost $246,910,092)			246,910,092

Time Deposits—11.1%
Barclays Bank PLC
0.12%, 1/2/15	100,000,000		100,000,000
Lloyds Bank (London)
0.05%, 1/2/15	100,000,000		100,000,000
Royal Bank of Canada (Toronto)
0.01%, 1/2/15	50,000,000		50,000,000
Standard Chartered Bank
0.05%, 1/2/15	50,000,000		50,000,000
Total Time Deposits
(cost $300,000,000)			300,000,000

Repurchase Agreements—25.8%
abn amro bank n.v.
0.10%, dated 12/31/14, due 1/2/15 in the amount of $110,000,611
(fully collateralized by $23,205,057 u.s. treasury bonds, 2.75%-4.25%, due 5/15/39-11/15/42, value $26,410,462, $15,396,040 u.s. treasury inflation protected securities, 0.13%-3.63%, due 1/15/18-4/15/28, value $17,211,972 and $67,946,120 u.s. treasury notes, 1.75%-2.63%,
due 11/30/17-5/15/23, value $68,577,570)	110,000,000		110,000,000
bank of nova scotia
0.10%, dated 12/31/14, due 1/2/15 in the amount of
$100,000,556 (fully collateralized by $12,408,434 Federal Farm credit bank, 1.34%-3.85%, due 7/16/19-10/16/34,
value $12,285,369, $24,662,614 federal home loan bank,
0%-5%, due 2/9/15-7/10/34, value $25,122,934,
$9,541,145 federal home loan mortgage corp.,
0%-3.75%, due 11/3/15-6/27/28, value $9,616,266,
$37,479,157 federal national mortgage association,
0.50%-3.66%, due 9/9/15-5/27/33, value $37,171,003
and $17,854,639 u.s. treasury notes, 1.63%,
due 12/31/19, value $17,804,431)	100,000,000		100,000,000
barclays capital, inc.
0.05%, dated 12/31/14, due 1/2/15 in the amount of $135,000,375
(fully collateralized by $137,993,595 u.s. treasury notes, 0.38%-2%,
due 4/30/16-5/15/23, value $137,700,007)	135,000,000		135,000,000

The Funds 9

STATEMENT OF INVESTMENTS (continued)

	Principal
Dreyfus Institutional Reserves Money Fund (continued)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Federal Reserve Bank of New York,
0.05%, dated 12/31/14, due 1/2/15 in the amount of $300,000,833
(fully collateralized by $276,021,600 U.S. Treasury Bonds, 3.13%,
due 2/15/42, value $300,000,907)	300,000,000	300,000,000
SG Americas Securities, LLC
0.28%, dated 10/3/14, due 2/4/15 in the amount of
$50,000,778 (fully collateralized by Various Common Stocks,
value $55,000,004)	50,000,000 [c]	50,000,000
Total Repurchase Agreements
(cost $695,000,000)		695,000,000

Total Investments (cost $2,693,354,837)	100.0%	2,693,354,837
Liabilities, Less Cash and Receivables	(.0%)	(66,841)
Net Assets	100.0%	2,693,287,996

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At December 31, 2014, these securities amounted to $833,527,699 or 30.9% of net assets.
c Investment has a put feature and a variable or floating rate.The interest rate shown is the current rate as of December 31, 2014 and changes periodically.The maturity date reflects early termination date.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	63.2	Finance	1.8
Repurchase Agreements	25.8
Asset-Backed/Banking	9.2		100.0

† Based on net assets.
See notes to financial statements.

STATEMENT	OF	INVESTMENTS
D e c e m b e r 3 1 , 2 0 1 4

	Annualized
	Yield on
	Date of	Principal
Dreyfus Institutional Reserves Treasury Fund	Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Bills—12.7%
1/2/15
(cost $139,999,990)	0.003	140,000,000	139,999,990

Repurchase Agreements—87.3%
ABN AMRO Bank N.V.
dated 12/31/14, due 1/2/15 in the amount of $70,000,389
(fully collateralized by $14,766,855 U.S. Treasury Bonds,
2.75%-4.25%, due 5/15/39-11/15/42, value $16,806,658,
$9,797,480 U.S. Treasury Inflation Protected Securities,
0.13%-3.63%, due 1/15/18-4/15/28, value $10,953,073
and $43,238,440 U.S. Treasury Notes, 1.75%-2.63%,
due 11/30/17-5/15/23, value $43,640,272)	0.10	70,000,000	70,000,000
Bank of Nova Scotia
dated 12/31/14, due 1/2/15 in the amount of $200,000,889
(fully collateralized by $815,800 U.S. Treasury Bills,
due 1/2/15-4/30/15, value $815,742, $63,428,580
U.S. Treasury Bonds, 2.75%-8.13%, due 5/15/21-2/15/44,
value $69,305,563, $70,626,507 U.S. Treasury Inflation
Protected Securities, 0.13%-3.63%, due 7/15/16-2/15/41,
value $75,173,785 and $57,145,177 U.S. Treasury Notes,
0.25%-3.75%, due 9/30/15-8/15/23, value $58,704,910)	0.08	200,000,000	200,000,000
Barclays Capital, Inc.
dated 12/31/14, due 1/2/15 in the amount of $145,000,403
(fully collateralized by $148,215,343 U.S. Treasury Notes,
0.38%-2%, due 4/30/16-5/15/23, value $147,900,007)	0.05	145,000,000	145,000,000
BNP Paribas
dated 12/31/14, due 1/2/15 in the amount of $100,000,278
(fully collateralized by $102,003,100 U.S. Treasury Notes,
0.25%-0.88%, due 2/29/16-8/15/17, value $102,000,003)	0.05	100,000,000	100,000,000
Citibank, NA
dated 12/31/14, due 1/2/15 in the amount of $100,000,278
(fully collateralized by $100,079,991 U.S. Treasury Notes,
0.25%-4.50%, due 2/28/15-8/15/23, value $102,000,033)	0.05	100,000,000	100,000,000
Credit Agricole CIB
dated 12/31/14, due 1/2/15 in the amount of $100,000,278
(fully collateralized by $13,032,571 U.S. Treasury Bonds, 7.88%, due 2/15/21, value $17,958,482, $32,202,313 U.S. Treasury Inflation
Protected Securities, 0.13%-1.25%, due 4/15/17-7/15/20,
value $36,061,393 and $45,795,000 U.S. Treasury Notes,
1.38%-3.63%, due 9/30/18-8/15/19, value $47,980,128)	0.05	100,000,000	100,000,000
Merrill Lynch & Co. Inc.
dated 12/31/14, due 1/2/15 in the amount of $150,000,500
(fully collateralized by $153,081,800 U.S. Treasury Floating Rate Notes,
0.09%, due 10/31/16, value $153,000,085)	0.06	150,000,000	150,000,000

The Funds 11

STATEMENT OF INVESTMENTS (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Institutional Reserves Treasury Fund (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Morgan Stanley
dated 12/31/14, due 1/2/15 in the amount of $100,000,333
(fully collateralized by $200 U.S. Treasury Bills, due 1/15/15-7/23/15,
value $200, $24,732,500 U.S. Treasury Floating Rate Notes, 0.11%,
due 7/31/16, value $24,735,633 and $77,381,033 U.S. Treasury Notes,
0.25%-4.75%, due 9/30/15-8/31/20, value $77,264,168)	0.06	100,000,000	100,000,000
Total Repurchase Agreements
(cost $965,000,000)			965,000,000

Total Investments (cost $1,104,999,990)		100.0%	1,104,999,990

Cash and Receivables (Net)		.0%	175,470

Net Assets		100.0%	1,105,175,460

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Repurchase Agreements	87.3	U.S. Treasury Bills	12.7
			100.0

† Based on net assets.
See notes to financial statements.

STATEMENT	OF	INVESTMENTS
D e c e m b e r 3 1 , 2 0 1 4

	Annualized
	Yield on
	Date of	Principal
Dreyfus Institutional Reserves Treasury Prime Fund	Purchase (%)	Amount ($)	Value ($)
U.S. Treasury Bills—108.6%
1/2/15	0.01	90,000,000	89,999,987
1/8/15	0.00	19,000,000	19,000,000
1/15/15	0.02	233,000,000	232,998,312
1/22/15	0.02	42,000,000	41,999,510
1/29/15	0.01	75,000,000	74,999,717
2/5/15	0.02	101,000,000	100,998,289
3/12/15	0.02	43,000,000	42,998,474
3/26/15	0.04	60,000,000	59,994,400
4/2/15	0.04	31,000,000	30,997,045
4/16/15	0.04	20,000,000	19,997,667
6/11/15	0.09	56,000,000	55,978,712
6/25/15	0.15	20,000,000	19,985,417
Total U.S. Treasury Bills
(cost $789,947,530)			789,947,530

U.S. Treasury Notes—4.4%
1/31/15
(cost $32,060,414)	0.03	32,000,000	32,060,414
Total Investments (cost $822,007,944)		113.0%	822,007,944
Liabilities, Less Cash and Receivables		(13.0%)	(94,790,194)
Net Assets		100.0%	727,217,750

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
U.S. Treasury Bills	108.6	U.S. Treasury Notes	4.4
			113.0

† Based on net assets.
See notes to financial statements.

The Funds 13

STATEMENTS	OF	ASSETS	AND	LIABILITIES
D e c e m b e r 3 1 , 2 0 1 4

			Dreyfus		Dreyfus
	Dreyfus		Institutional		Institutional
	Institutional		Reserves		Reserves
	Reserves		Treasury		Treasury
	Money Fund		Fund		Prime Fund
Assets ($):
Investments in securities at value—Note 1(a,b)†	2,693,354,837	[a]	1,104,999,990	[a]	822,007,944
Cash	—		250,896		467,428
Interest receivable	341,002		1,674		298,723
Receivable for shares of Beneficial Interest subscribed	—		888		—
	2,693,695,839		1,105,253,448		822,774,095
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)	371,976		77,988		13,677
Cash overdraft due to Custodian	35,867		—		—
Payable for investment securities purchased	—		—		94,997,237
Payable for shares of Beneficial Interest redeemed	—		—		545,431
	407,843		77,988		95,556,345
Net Assets ($)	2,693,287,996		1,105,175,460		727,217,750
Composition of Net Assets ($):
Paid-in capital	2,693,327,999		1,105,259,435		727,226,547
Accumulated net realized gain (loss) on investments	(40,003)		(83,975)		(8,797)
Net Assets ($)	2,693,287,996		1,105,175,460		727,217,750
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	1,222,786,809		201,407,140		335,941,412
Shares Outstanding	1,221,997,064		201,316,986		335,948,711
Net Asset Value Per Share ($)	1.00		1.00		1.00
Hamilton Shares
Net Assets ($)	1,191,569,386		218,027,345		6,888,159
Shares Outstanding	1,190,699,166		217,902,307		6,888,235
Net Asset Value Per Share ($)	1.00		1.00		1.00
Agency Shares
Net Assets ($)	12,499,677		4,506,971		—
Shares Outstanding	12,491,750		4,504,675		—
Net Asset Value Per Share ($)	1.00		1.00		—
Premier Shares
Net Assets ($)	238,608,300		668,131,513		384,388,179
Shares Outstanding	238,437,982		667,798,873		384,389,601
Net Asset Value Per Share ($)	1.00		1.00		1.00
Classic Shares
Net Assets ($)	27,823,824		13,102,491		—
Shares Outstanding	27,803,320		13,093,777		—
Net Asset Value Per Share ($)	1.00		1.00		—
† Investments at cost ($)	2,693,354,837		1,104,999,990		822,007,944

a Amount includes repurchase agreements of $695,000,000 and $965,000,000 for Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund,
respectively. See Note 1(b).

See notes to financial statements.

STATEMENTS OF OPERATIONS
Year Ended December 31, 2014

		Dreyfus	Dreyfus
	Dreyfus	Institutional	Institutional
	Institutional	Reserves	Reserves
	Reserves	Treasury	Treasury
	Money Fund	Fund	Prime Fund
Investment Income ($):
Interest Income	4,950,537	679,650	223,053
Expenses:
Management fee—Note 2(a)	4,121,841	1,649,048	1,208,727
Service Plan fees—Note 2(b)	2,389,894	3,180,593	1,181,010
Trustees' fees—Note 2(a,c)	38,437	17,454	10,062
Legal fees—Note 2(a)	27,612	11,879	6,904
Total Expenses	6,577,784	4,858,974	2,406,703
Less—reduction in expenses due to undertaking—Note 2(a)	(1,883,913)	(4,150,401)	(2,166,955)
Less—Trustees' fees reimbursed by the Manager—Note 2(a)	(38,437)	(17,454)	(10,062)
Less—Legal fees reimbursed by the Manager—Note 2(a)	(27,612)	(11,879)	(6,904)
Net Expenses	4,627,822	679,240	222,782
Investment Income—Net	322,715	410	271
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	63,292	242,983	(5,233)
Net Increase (Decrease) in Net Assets Resulting from Operations	386,007	243,393	(4,962)

See notes to financial statements.

The Funds 15

STATEMENTS OF CHANGES IN NET ASSETS

	Dreyfus Institutional
	Reserves Money Fund
	Year Ended December 31,
	2014	2013
Operations ($):
Investment income—net	322,715	502,995
Net realized gain (loss) on investments	63,292	18,797
Net Increase (Decrease) in Net Assets
Resulting from Operations	386,007	521,792
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(316,409)	(395,814)
Hamilton Shares	(6,151)	(106,978)
Agency Shares	(4)	(6)
Premier Shares	(123)	(149)
Classic Shares	(28)	(48)
Total Dividends	(322,715)	(502,995)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	6,653,712,857	4,931,231,924
Hamilton Shares	5,308,965,896	5,864,208,730
Agency Shares	48,210,758	49,285,884
Premier Shares	940,059,059	1,540,052,054
Classic Shares	1,032,592,433	1,034,982,313
Dividends reinvested:
Institutional Shares	433	1,233
Hamilton Shares	18	732
Premier Shares	1	3
Classic Shares	28	48
Cost of shares redeemed:
Institutional Shares	(6,615,526,400)	(4,507,540,500)
Hamilton Shares	(5,789,075,409)	(5,662,297,970)
Agency Shares	(49,573,517)	(57,714,764)
Premier Shares	(1,102,390,937)	(1,476,861,484)
Classic Shares	(1,134,028,510)	(1,075,498,578)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(707,053,290)	639,849,625
Total Increase (Decrease) In Net Assets	(706,989,998)	639,868,422
Net Assets ($):
Beginning of Period	3,400,277,994	2,760,409,572
End of Period	2,693,287,996	3,400,277,994

See notes to financial statements.

	Dreyfus Institutional		Dreyfus Institutional
	Reserves Treasury Fund		Reserves Treasury Prime Fund
	Year Ended December 31,		Year Ended December 31,
	2014	2013	2014	2013
Operations ($):
Investment income—net	410	698	271	260
Net realized gain (loss) on investments	242,983	27,097	(5,233)	1,508
Net Increase (Decrease) in Net Assets
Resulting from Operations	243,393	27,795	(4,962)	1,768
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(55)	(329)	(123)	(125)
Hamilton Shares	(62)	(56)	(1)	(3)
Agency Shares	—[a]	(1)	—	—
Premier Shares	(221)	(245)	(147)	(132)
Classic Shares	(72)	(67)	—	—
Total Dividends	(410)	(698)	(271)	(260)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	1,113,562,215	1,015,713,490	797,188,999	786,597,028
Hamilton Shares	943,881,071	1,013,612,888	71,841,002	263,375,907
Agency Shares	14,334,540	7,530,021	—	—
Premier Shares	3,295,113,278	3,643,432,614	1,125,681,879	1,222,118,760
Classic Shares	556,933,762	604,421,690	—	—
Dividends reinvested:
Institutional Shares	22	12	32	32
Hamilton Shares	9	9	—	—
Premier Shares	2	4	—	—
Classic Shares	70	67	—	—
Cost of shares redeemed:
Institutional Shares	(1,087,033,955)	(953,510,182)	(803,994,062)	(717,185,743)
Hamilton Shares	(966,300,790)	(902,760,676)	(71,942,421)	(299,828,819)
Agency Shares	(13,240,871)	(7,585,024)	—	—
Premier Shares	(3,721,088,659)	(3,369,006,247)	(1,163,368,383)	(1,132,564,060)
Classic Shares	(738,494,124)	(574,662,722)	—	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(602,333,430)	477,185,944	(44,592,954)	122,513,105
Total Increase (Decrease) In Net Assets	(602,090,447)	477,213,041	(44,598,187)	122,514,613
Net Assets ($):
Beginning of Period	1,707,265,907	1,230,052,866	771,815,937	649,301,324
End of Period	1,105,175,460	1,707,265,907	727,217,750	771,815,937

a Amount represents less than $1.
See notes to financial statements.

The Funds 17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each fund for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in each fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the funds’ financial statements.

		Per Share Data ($)							Ratios/Supplemental Data (%)
								Ratio of	Ratio of	Ratio of Net		Net Assets
	Net Asset			Dividends	Net Asset			Total	Net	Investment		End of
	Value	Net		from Net	Value			Expenses	Expenses	Income to		Period of
	Beginning	Investment		Investment	End	Total		to Average	to Average	Average		Period
	of Period	Income		Income	of Period	Return	(%)	Net Assets	Net Assets	Net Assets		($x1,000)
Dreyfus Institutional
Reserves Money Fund
Institutional Shares
Year Ended December 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.03		.14	.14	.03		1,222,787
2013	1.00	.000	[a]	(.000)[a]	1.00	.04		.14	.14	.04		1,184,394
2012	1.00	.001		(.001)	1.00	.12		.14	.14	.12		760,601
2011	1.00	.001		(.001)	1.00	.11		.14	.14	.12		767,737
2010	1.00	.002		(.002)	1.00	.21		.14	.14	.19		1,836,863
Hamilton Shares
Year Ended December 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.19	.17	.00	[b]	1,191,569
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.19	.17	.01		1,671,719
2012	1.00	.001		(.001)	1.00	.07		.19	.19	.07		1,469,811
2011	1.00	.001		(.001)	1.00	.07		.19	.19	.08		1,823,501
2010	1.00	.002		(.002)	1.00	.15		.19	.19	.15		3,481,446
Agency Shares
Year Ended December 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.29	.17	.00	[b]	12,500
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.29	.18	.00	[b]	13,861
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.29	.26	.00	[b]	22,295
2011	1.00	.000	[a]	(.000)[a]	1.00	.01		.29	.24	.01		21,794
2010	1.00	.001		(.001)	1.00	.06		.29	.28	.05		27,498
Premier Shares
Year Ended December 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.44	.17	.00	[b]	238,608
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.44	.18	.00	[b]	400,990
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.44	.26	.00	[b]	337,837
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.44	.26	.00	[b]	416,300
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.44	.33	.00	[b]	603,226
Classic Shares
Year Ended December 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.69	.17	.00	[b]	27,824
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.69	.18	.00	[b]	129,314
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.69	.26	.00	[b]	169,866
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.69	.26	.00	[b]	177,397
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.69	.33	.00	[b]	249,246

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

		Per Share Data ($)							Ratios/Supplemental Data (%)
								Ratio of	Ratio of	Ratio of Net
	Net Asset			Dividends	Net Asset			Total	Net	Investment		Net Assets
	Value	Net		from Net	Value			Expenses	Expenses	Income to		End of
	Beginning	Investment		Investment	End	Total		to Average	to Average	Average		Period
	of Period	Income		Income	of Period	Return	(%)	Net Assets	Net Assets	Net Assets		($x1,000)
Dreyfus Institutional
Reserves Treasury Fund
Institutional Shares
Year Ended December 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.14	.06	.00	[b]	201,407
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.14	.07	.00	[b]	174,820
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		.14	.12	.02		112,618
2011	1.00	.000	[a]	(.000)[a]	1.00	.01		.14	.10	.01		125,472
2010	1.00	.001		(.001)	1.00	.05		.14	.13	.04		222,951
Hamilton Shares
Year Ended December 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.19	.06	.00	[b]	218,027
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.19	.07	.00	[b]	240,368
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.19	.14	.00	[b]	129,501
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.19	.10	.00	[b]	281,715
2010	1.00	.000	[a]	(.000)[a]	1.00	.02		.19	.18	.01		275,160
Agency Shares
Year Ended December 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.29	.06	.00	[b]	4,507
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.29	.08	.00	[b]	3,412
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.29	.14	.00	[b]	3,467
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.29	.12	.00	[b]	3,464
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.29	.19	.00	[b]	5,366
Premier Shares
Year Ended December 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.44	.06	.00	[b]	668,132
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.44	.08	.00	[b]	1,093,976
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.44	.14	.00	[b]	819,532
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.44	.09	.00	[b]	1,024,524
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.44	.19	.00	[b]	897,799
Classic Shares
Year Ended December 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.69	.06	.00	[b]	13,102
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.69	.08	.00	[b]	194,691
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.69	.14	.00	[b]	164,935
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.69	.10	.00	[b]	203,642
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.69	.18	.00	[b]	215,275

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

The Funds 19

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)							Ratios/Supplemental Data (%)
								Ratio of	Ratio of	Ratio of Net		Net
	Net Asset			Dividends	Net Asset			Total	Net	Investment		Assets
	Value	Net		from Net	Value			Expenses	Expenses	Income to		End of
	Beginning	Investment		Investment	End	Total		to Average	to Average	Average		Period
	of Period	Income		Income	of Period	Return	(%)	Net Assets	Net Assets	Net Assets		($x1,000)
Dreyfus Institutional Reserves
Treasury Prime Fund
Institutional Shares
Year Ended December 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.16	.03	.00	[b]	335,941
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.16	.05	.00	[b]	342,749
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.16	.07	.00	[b]	273,337
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.16	.07	.00	[b]	579,982
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.16	.13	.00	[b]	514,407
Hamilton Shares
Year Ended December 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.20	.03	.00	[b]	6,888
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.20	.06	.00	[b]	6,990
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.20	.08	.00	[b]	43,442
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.20	.08	.00	[b]	24,633
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.20	.13	.00	[b]	41,899
Premier Shares
Year Ended December 31,
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.45	.03	.00	[b]	384,388
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.45	.05	.00	[b]	422,077
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.45	.08	.00	[b]	332,522
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.45	.07	.00	[b]	244,127
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.45	.13	.00	[b]	255,513

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund (each, a “fund” and collectively, the “funds”), each a separate series of Dreyfus Institutional Reserves Funds (the “Company”), are diversified open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “Act”). Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the funds’ investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of each fund’s shares, which are sold to the public without a sales charge. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. Each fund offers Institutional shares, Hamilton shares and Premier shares. In addition, Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund also offer Agency shares and Classic shares. Hamilton shares, Agency shares, Premier shares and Classic shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is each fund’s policy to maintain a continuous net asset value per share of $1.00; the funds have adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the funds will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The funds’ financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased

The Funds 21

NOTES TO FINANCIAL STATEMENTS (continued)

significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of each fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

At December 31, 2014, all of the securities in each fund were considered Level 2 of the fair value hierarchy.

At December 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the funds’ agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, each fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, each fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. Each fund may also jointly enter into one or more repurchase agreements with other Dreyfus managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is the policy of each fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains.

(d) Federal income taxes: It is the policy of each fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.

As of and during the period ended December 31, 2014, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended December 31, 2014, the funds did not incur any interest or penalties.

Each tax year in the four-year period ended December 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2014, the components of accumulated earnings on a tax basis for each fund were substantially the same as for financial reporting purposes.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), each fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

Table 1 summarizes each fund’s accumulated capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2014.

The tax character of distributions paid to shareholders for each fund during the fiscal periods ended December 31, 2014 and December 31, 2013 were all ordinary income.

At December 31, 2014, the cost of investments for federal income tax purposes for each fund was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee for Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund is computed at the annual rates of .14%, .14% and .16%, respectively, of the value of each fund’s average daily net assets and is payable monthly. Pursuant to each fund’s management agreement, the Manager has agreed to reduce its management fee in an amount equal to the Trustees’ fees and expenses of independent counsel of each fund. During the period ended December 31, 2014, fees reimbursed by the Manager amounted to $66,049 for Dreyfus Institutional Reserves Money Fund, $29,333 for Dreyfus Institutional Reserves Treasury Fund and $16,966 for Dreyfus Institutional Reserves Treasury Prime Fund.

As to each fund, unless the Manager gives a fund’s investors 90 days notice to the contrary, the Manager, and not the fund, will be liable for fund expenses (exclusive of taxes, brokerage commissions and extraordinary expenses) other than the following expenses, which will be borne by the fund: the management fee, and with respect to the funds’ Hamilton shares, Agency shares, Premier shares and Classic shares, Service Plan expenses.

The Manager has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is

Table 1—Capital Loss Carryover

									Post-Enactment
									Short-Term
	2015 ($)	†	2016 ($)	†	2017 ($)	†	2018 ($)	†	Losses ($)††	Total ($)
Dreyfus Institutional Reserves Money Fund	14,477		—		—				25,526	40,003
Dreyfus Institutional Reserves Treasury Fund	83,975		—		—				—	83,975
Dreyfus Institutional Reserves Treasury Prime Fund	—		3,548		—		16		5,233	8,797

† If not applied, the carryovers expire in the above fiscal years.
†† Post-enactment short-term capital losses can be carried forward for an unlimited period.

The Funds 23

NOTES TO FINANCIAL STATEMENTS (continued)

voluntary and not contractual, and may be terminated at any time. Table 2 summarizes the reduction in expenses for each fund, pursuant to the undertakings, during the period ended December 31, 2014.

(b) Under each fund’s Service Plan adopted pursuant to Rule 12b-1 under the Act, with respect to each fund’s applicable Hamilton shares, Agency shares, Premier shares and Classic shares, each fund pays the Distributor for distributing such classes of shares, for servicing and/or maintaining shareholder accounts and for advertising and marketing. For Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund, the Service Plan provides for payments to be made at annual rates of .05%, .15%, .30% and .55% of the value of such class’ average daily net assets of the Hamilton,Agency, Premier and Classic shares, respectively.The Service Plan provides for payments to be made at annual rates of .04% and .29% for Dreyfus Institutional Reserves Treasury Prime Fund’s Hamilton and Premier shares’ average daily net assets, respectively.The fees payable under the Service Plan are payable without regard to actual expenses incurred. Table 3 summarizes the amount each fund was charged pursuant to the Service Plan during the period ended December 31, 2014.

Table 4 summarizes the components of “Due to The Dreyfus Corporation and affiliates” in the Statements of Assets and Liabilities for each fund.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended two-year transition period to comply with such structural requirements.At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the funds’ financial statements.

Table 2—Expense Reductions

Dreyfus Institutional Reserves Money Fund				$1,883,913
Dreyfus Institutional Reserves Treasury Fund				4,150,401
Dreyfus Institutional Reserves Treasury Prime Fund				2,166,955

Table 3—Service Plan Fees

	Hamilton	Agency	Premier	Classic
	Shares ($)	Shares ($)	Shares ($)	Shares ($)
Dreyfus Institutional Reserves Money Fund	680,478	17,274	1,040,159	651,983
Dreyfus Institutional Reserves Treasury Fund	90,019	5,396	1,841,072	1,244,106
Dreyfus Institutional Reserves Treasury Prime Fund	2,837	—	1,178,173	—

Table 4—Due to The Dreyfus Corporation and Affiliates

	Management	Service Plan		Less Expense
	Fees ($)		Fees ($)	Reimbursement ($)
Dreyfus Institutional Reserves Money Fund	309,824		142,374	(80,222)
Dreyfus Institutional Reserves Treasury Fund	116,447		149,140	(187,599)
Dreyfus Institutional Reserves Treasury Prime Fund	98,150		93,177	(177,650)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees Dreyfus Institutional Reserves Funds:

Dreyfus Institutional Reserves Money Fund Dreyfus Institutional Reserves Treasury Fund Dreyfus Institutional Reserves Treasury Prime Fund

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Dreyfus Institutional Reserves Funds (comprising, respectively, Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund) as of December 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective series constituting Dreyfus Institutional Reserves Funds at December 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

The Funds 25

IMPORTANT TAX INFORMATION (Unaudited)

Dreyfus Institutional Reserves Money Fund

For federal tax purposes the fund hereby reports 92.01% of ordinary income dividends paid during the fiscal year ended December 31, 2014 as qualifying “interest related dividends”.

Dreyfus Institutional Reserves Treasury Fund

For federal tax purposes the fund hereby reports 100% of ordinary income dividends paid during the fiscal year ended December 31, 2014 as qualifying “interest related dividends”.

Dreyfus Institutional Reserves Treasury Prime Fund

For federal tax purposes the fund hereby reports 100% of ordinary income dividends paid during the fiscal year ended December 31, 2014 as qualifying interest related dividends. For state individual income tax purposes, the fund hereby reports 100% of the ordinary income dividends paid during the fiscal year ended December 31, 2014 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California, Connecticut and the District of Columbia.

BOARD MEMBERS INFORMATION ( Unaudited)
INDEPENDENT BOARD MEMBERS

The Funds 27

BOARD MEMBERS INFORMATION (Unaudited ) (continued)
INTERESTED BOARD MEMBERS

J. Charles Cardona (58)
Board Member (2014)†
Principal Occupation During Past 5Years:
• President and a Director of the Manager, Executive Vice President
of the Distributor, President of Dreyfus Institutional Services
Division (2008-present)
No. of Portfolios for which Board Member Serves: 38

J. Charles Cardona is deemed to be an “interested person” (as defined in the Act) of the
Company as a result of his affiliation with The Dreyfus Corporation.
———————
Isabel P. Dunst (67)
Board Member (2014)
Principal Occupation During Past 5Years:
• Partner, Hogan Lovells LLP (1990-present)
No. of Portfolios for which Board Member Serves: 38

Isabel P. Dunst is deemed to be an “interested person” (as defined in the Act) of the
Company as a result of her affiliation with Hogan Lovells LLP, which provides legal services to BNY Mellon and certain of its affiliates.
———————
† J. Charles Cardona was elected as a Board Member of the Company on
February 27, 2014.
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The
Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional
information about the Board Members is available in the fund’s Statement of Additional
Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
Clifford L.Alexander, Jr., Emeritus Board Member
Whitney I. Gerard, Emeritus Board Member
Arthur A. Hartman, Emeritus Board Member
George L. Perry, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 69 investment companies (comprised of 146 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since February 1988.

JOHN PAK, Chief Legal Officer since March 2013.

Deputy General Counsel, Investment Management, of BNY Mellon since August 2014; Chief Legal Officer of the Manager since August 2012; from March 2005 to July 2012, Managing Director of Deutsche Bank, Deputy Global Head of Deutsche Asset Management Legal and Regional Head of Deutsche Asset Management Americas Legal. He is an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since August 2012.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. She is 52 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since January 2008.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since January 2008.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. She is 59 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since January 2008.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since January 2008.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since February 1991.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 39 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since January 2008.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since January 2008.

Director – Mutual Fund Accounting of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since January 2008.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since January 2008.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since January 2008.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since January 2008.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (70 investment companies, comprised of 171 portfolios). He is 57 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director of UBS Investment Bank; until March 2010, AML Compliance Officer and Senior Vice President of Citi Global Wealth Management. He is an officer of 65 investment companies (comprised of 166 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Distributor since October 2011.

The Funds 29

NOTES

For More Information

Dreyfus Institutional Reserves Funds	Transfer Agent &
200 Park Avenue	Dividend Disbursing Agent
New York, NY 10166	Dreyfus Transfer, Inc.
Manager	200 Park Avenue
New York, NY 10166
The Dreyfus Corporation
200 Park Avenue	Distributor
New York, NY 10166	MBSC Securities Corporation
Custodian	200 Park Avenue
New York, NY 10166
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Ticker Symbols:	Institutional	Hamilton	Agency	Premier	Classic
Dreyfus Institutional Reserves Money Fund	DSVXX	DSHXX	DRGXX	DERXX	DLSXX
Dreyfus Institutional Reserves Treasury Fund	DNSXX	DHLXX	DGYXX	DRRXX	DSSXX
Dreyfus Institutional Reserves Treasury Prime Fund	DUPXX	DHMXX		DMEXX

Telephone Call your Dreyfus Cash Investment Services Division representative or 1-800-346-3621
E-mail Access Dreyfus Cash Investment Services Division at www.dreyfus.com.
You can obtain product information and E-mail requests for information or literature.
Mail Dreyfus Cash Investment Services Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

Each fund will disclose daily, on www.dreyfus.com, the complete schedule of each fund’s holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how each fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $94,782 in 2013 and $96,678 in 2014.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $18,000 in 2013 and $18,360 in 2014. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $11,522 in 2013 and $8,872 in 2014. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $96 in 2013 and $631 in 2014. [These services included a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2013 and $0 in 2014.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

(g) Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $50,384,343 in 2013 and $23,307,177 in 2014.

(h) Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Reserves Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    February 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    February 24, 2015

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    February 24, 2015

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)